FORM N-SAR
SEMI-ANNUAL REPORT
FOR REGISTERED INVESTMENT COMPANIES



Report for six month period ending:
or fiscal year ending: 12/31/01


Is this a transition report?  N


Is this an amendment to a previous filing?  N



1.  A.   Registrant Name: Horace Mann Life Insurance Company
                         Separate Account

    B.   File Number: 811-1343

C. Telephone Number:(217) 788-5719
D.

2.  A.   Street: #1 Horace Mann Plaza

    B.   City: Springfield C. State: IL D. Zip Code: 62715  Zip Ext:0001


3.  Is this the first filing on this form by Registrant?  N


4.  Is this the last filing on this form by Registrant?  N


5.  Is Registrant a small business investment company (SBIC)?  N


6.  Is Registrant a unit investment trust (UIT)?  Y


7.  A.  Is Registrant a series or multiple portfolio company?  N




For period ending 12/31/01

File number 811-1343





125. State the total dollar amount of sales loads collected (before reallowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units of all series of
Registrant      $31





127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):



I.  Investment company equity securities      1  $944,613  $21,529

L.  Total assets of all series of registrant  1  $944,613  $21,529




131.  Total expenses incurred by all series of Registrant during the current
reporting period   $11,649








132. List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

811-1343

For period ending (a) 12/31/01

File number (c) 811-1343



SIGNATURE



This report is signed on behalf of the registrant in the City of Springfield and

State of Illinois on 26th day of February, 2002.




Horace Mann Life Insurance Company
        Separate Account
Registrant







Witness                                         By:
         Ann Caparros                                Louis G. Lower II
         Vice President                              President & Chief
General Counsel & Corporate Secretary                Executive Officer